Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Derivative instruments

a) Derivative instruments
As of 30.6.25, USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional values
related to derivative
financial assets and
liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 38.0 33.6 3,680 18,031
Credit derivatives 3.2 3.4 132
Foreign exchange 78.5 88.8 8,214 372
Equity / index 45.4 53.8 1,579 98
Commodities 4.3 3.5 174 19
Other
3
0.6 0.7 168
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
170.0 183.8 13,947 18,519
Further netting potential not recognized on the balance

sheet
5
(152.9) (161.9)
of which: netting of recognized financial liabilities / assets (130.4) (130.4)
of which: netting with collateral received / pledged (22.5) (31.5)
Total derivative financial instruments, after consideration of further netting potential 17.1 21.9
As of 31.3.25, USD bn
Derivative financial instruments
Interest rate 38.5 34.2 3,716 18,048
Credit derivatives 3.2 3.6 173
Foreign exchange 49.5 51.1 7,248 294
Equity / index 40.9 48.0 1,419 104
Commodities 5.0 4.2 180 19
Other
3
0.9 1.1 178
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
138.0 142.1 12,913 18,465
Further netting potential not recognized on the balance

sheet
5
(122.6) (127.8)
of which: netting of recognized financial liabilities / assets (100.8) (100.8)
of which: netting with collateral received / pledged (21.8) (27.0)
Total derivative financial instruments, after consideration of further netting potential 15.5 14.3
As of 31.12.24, USD bn
Derivative financial instruments
Interest rate 41.4 36.6 3,644 16,844
Credit derivatives 3.1 3.7 144
Foreign exchange 100.9 94.6 7,207 269
Equity / index 36.9 42.7 1,365 93
Commodities 2.6 2.2 155 17
Other
3
0.6 0.8 87
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
185.6 180.6 12,602 17,223
Further netting potential not recognized on the balance

sheet
5
(161.7) (166.3)
of which: netting of recognized financial liabilities / assets (135.5) (135.5)
of which: netting with collateral received / pledged (26.2) (30.8)
Total derivative financial instruments, after consideration of further netting potential 23.9 14.3
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional values

of the netted derivative

financial instruments are still

presented on a gross

basis.
Notional amounts of client-cleared ETD and OTC transactions

through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

2 Other notional values relate to derivatives
that are cleared through either a central counterparty

or an exchange and settled on a daily basis.

The fair value of these derivatives is

presented on the balance sheet within Cash collateral receivables on derivative
instruments and Cash collateral payables on derivative instruments.

3 Includes Loan commitments measured at FVTPL, as well as unsettled purchases and sales of non-derivative financial instruments for which the
changes in the fair value

between trade date and settlement

date are recognized as derivative

financial instruments.

4 Financial assets and liabilities are

presented net on the

balance sheet if UBS has

the unconditional
and legally enforceable right to offset the recognized amounts,

both in the normal course of business and in the event of def ault, bankruptcy or insolvency of UBS or its counterparties,

and intends either to settle on
a net basis

or to realize

the asset and

settle the liability

simultaneously. Refer

to “Note 22

Offsetting financial assets

and financial liabilities”

in the “Consolidated

financial statements” section

of the UBS

Group
Annual Report 2024 for more information.

5 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 22 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the UBS

Group Annual Report 2024 for more information.

Cash collateral on derivative instruments

b) Cash collateral on derivative instruments
USD bn
Receivables
30.6.25
Payables
30.6.25
Receivables
31.3.25
Payables
31.3.25
Receivables
31.12.24
Payables
31.12.24
Cash collateral on derivative instruments, based on netting under IFRS Accounting
Standards
1
45.5 33.0 39.0 31.5 44.0 35.5
Further netting potential not recognized on the balance

sheet
2
(29.2) (17.0) (24.3) (16.6) (28.3) (21.7)
of which: netting of recognized financial liabilities / assets (27.3) (15.0) (22.2) (14.5) (25.9) (19.3)
of which: netting with collateral received / pledged (2.0) (2.0) (2.1) (2.1) (2.4) (2.4)
Cash collateral on derivative instruments, after consideration of further netting potential 16.2 16.0 14.7 14.9 15.7 13.8
1 Financial assets and liabilities are

presented net on the balance

sheet if UBS has the unconditional

and legally enforceable right to offset

the recognized amounts, both

in the normal course of

business and in the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends either

to settle on

a net basis

or to realize

the asset and

settle the liability

simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting and

similar arrangements

where not all

criteria for a

net presentation on

the balance

sheet have been

met. Refer to

“Note 22 Offsetting

financial assets and

financial
liabilities” in the “Consolidated financial statements” section of the UBS Group Annual Report 2024 for more information.